Condensed Statements of Changes in Stockholder's Equity (Deficit) (Unaudited) - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	B. Riley Principal 150 Merger Corp.[Member]	B. Riley Principal 150 Merger Corp.[Member] Additional Paid-in Capital	B. Riley Principal 150 Merger Corp.[Member] Accumulated Deficit	B. Riley Principal 150 Merger Corp.[Member] Class A Common Stock	B. Riley Principal 150 Merger Corp.[Member] Class B Common Stock
Balance at Dec. 31, 2019	$ (43,843,000)		$ 2,922,000	$ (46,765,000)
Balance (in Shares) at Dec. 31, 2019		7,197,055
Issuance of common stock warrants	20,000		20,000
Issuance of common stock	$ 144,000		144,000
Issuance of common stock (in Shares)	36,202	200,000
Net income (loss)	$ (28,777,000)			(28,777,000)
Balance at Dec. 31, 2020	(72,456,000)		3,086,000	(75,542,000)	$ 23,552	$ 24,569	$ (1,448)		$ 431
Balance (in Shares) at Dec. 31, 2020		7,397,055						0	4,312,500
Balance at Jun. 18, 2020					25,000	24,569			$ 431
Balance (in Shares) at Jun. 18, 2020									4,312,500
Net income (loss)					(1,448)		(1,448)
Balance at Dec. 31, 2020	(72,456,000)		3,086,000	(75,542,000)	23,552	24,569	(1,448)		$ 431
Balance (in Shares) at Dec. 31, 2020		7,397,055						0	4,312,500
Sale of 520,000 Private Placement Units on February 23, 2021					5,040,534	5,040,482		$ 52
Sale of 520,000 Private Placement Units on February 23, 2021 (in Shares)								520,000
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit					(8,937,353)	(5,065,051)	(3,872,302)
Net income (loss)	(13,336,000)			(13,336,000)	(2,410,066)		(2,410,066)
Balance at Jun. 30, 2021	(85,792,000)		3,086,000	(88,878,000)	(6,283,333)		(6,283,816)	$ 52	$ 431
Balance (in Shares) at Jun. 30, 2021		7,397,055						520,000	4,312,500
Balance at Dec. 31, 2020	(72,456,000)		3,086,000	(75,542,000)	23,552	24,569	(1,448)		$ 431
Balance (in Shares) at Dec. 31, 2020		7,397,055						0	4,312,500
Sale of 520,000 Private Placement Units on February 23, 2021					5,040,534	5,040,482		$ 52
Sale of 520,000 Private Placement Units on February 23, 2021 (in Shares)								520,000	0
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit					(8,937,353)	(5,065,051)	(3,872,302)
Stock based compensation expense	1,637,000		1,637,000
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)		22,467
Exercise of stock option	36,000		36,000
Exercise of stock option (in Shares)		42,184
Issuance of common stock	720,000		720,000
Issuance of common stock (in Shares)		1,000,000
Net income (loss)	(36,866,000)			(36,866,000)	(6,867,161)		(6,867,161)	0
Balance at Dec. 31, 2021	(106,929,000)		5,479,000	(112,408,000)	(10,740,428)		(10,740,911)	$ 52	$ 431
Balance (in Shares) at Dec. 31, 2021		8,461,706						520,000	4,312,500
Balance at Mar. 31, 2021					(4,411,799)		(4,412,282)	$ 52	$ 431
Balance (in Shares) at Mar. 31, 2021								520,000	4,312,500
Subsequent measurement of Class A Common Stock Subject to Redemption under ASC 480-10-S99 against additional paid-in capital and accumulated deficit					(49,068)		(49,068)
Net income (loss)					(1,822,466)		(1,822,466)
Balance at Jun. 30, 2021	(85,792,000)		3,086,000	(88,878,000)	(6,283,333)		(6,283,816)	$ 52	$ 431
Balance (in Shares) at Jun. 30, 2021		7,397,055						520,000	4,312,500
Balance at Dec. 31, 2021	(106,929,000)		5,479,000	(112,408,000)	(10,740,428)		(10,740,911)	$ 52	$ 431
Balance (in Shares) at Dec. 31, 2021		8,461,706						520,000	4,312,500
Stock based compensation expense	2,659,000		2,659,000
Issuance of common stock in connection with litigation settlement value	294,000		294,000
Issuance of common stock in connection with litigation settlement (in Shares)		13,021
Issuance of common stock upon vesting of restricted stock awards
Issuance of common stock upon vesting of restricted stock awards (in Shares)		20,192
Exercise of stock option	100,000		100,000
Exercise of stock option (in Shares)		117,872
Net income (loss)	(18,864,000)			(18,864,000)	4,560,621		4,560,621
Balance at Jun. 30, 2022	(122,740,000)		8,532,000	(131,272,000)	(6,179,807)		(6,180,290)	$ 52	$ 431
Balance (in Shares) at Jun. 30, 2022		8,612,791						520,000	4,312,500
Balance at Mar. 31, 2022					(8,407,356)		(8,407,839)	$ 52	$ 431
Balance (in Shares) at Mar. 31, 2022								520,000	4,312,500
Net income (loss)					2,227,549		2,227,549
Balance at Jun. 30, 2022	$ (122,740,000)		$ 8,532,000	$ (131,272,000)	$ (6,179,807)		$ (6,180,290)	$ 52	$ 431
Balance (in Shares) at Jun. 30, 2022		8,612,791						520,000	4,312,500